Fair Value Measurements (Details) - Schedule of financial assets and liabilities that are measured at fair value on a recurring basis - USD ($)	Mar. 31, 2021	Dec. 31, 2020
Assets:
Investments held in Trust Account	$ 375,017,221	$ 375,007,974
Liabilities:
Total fair value	411,141,411	403,508,564
Public Warrants [Member]
Liabilities:
Derivative warrant liabilities	23,394,190	18,683,920
Private Warrants [Member]
Liabilities:
Derivative warrant liabilities	12,730,000	9,816,670
Level 1 [Member]
Assets:
Investments held in Trust Account	375,017,221	375,007,974
Liabilities:
Total fair value	398,411,411	393,691,894
Level 1 [Member] | Public Warrants [Member]
Liabilities:
Derivative warrant liabilities	23,394,190	18,683,920
Level 1 [Member] | Private Warrants [Member]
Liabilities:
Derivative warrant liabilities
Level 2 [Member]
Assets:
Investments held in Trust Account
Liabilities:
Total fair value
Level 2 [Member] | Public Warrants [Member]
Liabilities:
Derivative warrant liabilities
Level 2 [Member] | Private Warrants [Member]
Liabilities:
Derivative warrant liabilities
Level 3 [Member]
Assets:
Investments held in Trust Account
Liabilities:
Total fair value	12,730,000	9,816,670
Level 3 [Member] | Public Warrants [Member]
Liabilities:
Derivative warrant liabilities
Level 3 [Member] | Private Warrants [Member]
Liabilities:
Derivative warrant liabilities	$ 12,730,000	$ 9,816,670